Note 10 - Stock Options and stock awards - Schedule of Outstanding Options (Details) (USD $)	Apr. 30, 2013
2007 Option Plan
Exercise Price	$ 40
Number Outstanding	15,650
Weighed average remaining contractual life	0.06
Number Exercisable	15,650
2009 Option Plan
Exercise Price	$ 40
Number Outstanding	4,500
Weighed average remaining contractual life	1.06
Number Exercisable	4,500
Number Outstanding	20,150
Weighed average remaining contractual life	0.28
Number Exercisable	20,150